Income tax (Summary of Tax Losses Accumulated) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	$ 357,134	$ 386,772	$ 373,010
Colombia [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31		4,837	15,557
Brazil [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	26,808	26,736	26,781
Chile [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	313,409	323,929	285,456
Argentina [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	9,981	24,065	35,773
Spain [Member]
Disclosure Of Income tax [Line Items]
Total tax losses as of December 31	$ 6,936	$ 7,205	$ 9,443